SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]
2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of Vitamin Blue, Inc. is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the financial statements.

Accounts receivable
The Company extends credit to its customers, who are located primarily in California.  Accounts receivable are customer obligations due under normal trade terms.  The Company performs continuing credit evaluations of its customers’ financial condition.  Management reviews accounts receivable on a regular basis, based on contracted terms and how recently payments have been received to determine if any such amounts will potentially be uncollected.  The Company includes any balances that are determined to be uncollectible in its allowance for doubtful accounts.  After all attempts to collect a receivable have failed, the receivable is written off.  The balances of the allowance account at December 31, 2011 and 2010 were $3,430 and $3,857, respectively.

Revenue Recognition
The Company recognizes revenue upon delivery, provided that evidence of an arrangement exits, title, and risk of loss have passed to the customer, fees are fixed or determinable, and collection of the related receivable is reasonably assured. We record revenue net of estimated product returns, which is based upon our return policy, sales agreements, management estimates of potential future product returns, which is based upon our return policy, sales agreements, management estimates of potential future products returns related to current period revenue, current economic trends, changes in customer composition and historical experience. Generally, we extend credit to our customers and do not require collateral. We perform ongoing credit evaluation of our customers and historic credit losses have been within our expectations. This is a critical policy, because we want our accounting to show only sales which is “final” with a payment arrangement.

Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements.  Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance, and the fair value of stock options. Actual results could differ from those estimates.
Property and Equipment
Property and equipment are stated at cost, and are depreciated using the straight line and modified accelerated cost recovery system (macrs) method over 3-10 years.

Office equipment	SL	5 Years
Warehouse equipment	SL	5 Years
Vehicle	Macrs	5 Years

Depreciation expense for the years ended December 31, 2011 and 2010, was $244 and $116, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2011 and 2010, the balances reported for cash, inventory, prepaid expenses, accounts payable, accrued expenses, loans payable and convertible promissory notes payable approximate the fair value because of their short maturities.

We adopted ASC Topic 820 (originally issued as SFAS 157, “Fair Value Measurements”) as of January 1, 2008 for financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value, established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2011:

	Total	(Level 1)	(Level 2)	Level (3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-

Derivative Liability	$119,991	$-	$-	$119,991
Total liabilities measured at fair value	$119,991	$-	$-	$119,991

Inventory
Inventories are stated at the lower of cost (first-in, first-out basis) or market. As of December 31, 2011 and 2010, inventory consisted of the following items:

	December31,
	2011	2010
Raw materials	$9,707	$8,077
Work in process	-	-
Finished goods	3,159	7,380
Promotional items	175	315
Total	$13,041	$15,772
Loss per Share Calculations
ASC TOPIC 260, Loss per Share dictates the calculation of basic earnings per share and diluted earnings per share. Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares available. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. No shares for employee options or warrants were used in the calculation of the loss per share as they were all anti-dilutive. The issuance of common shares for the convertible promissory notes could potentially dilute basic earnings per share. However, the 98,468,450 and 33,333,333 shares of common stock into which the convertible promissory notes are convertible as of December 31, 2011 and 2010, respectively, have not been included in the computation since they would have also been anti-dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the years ended December 31, 2011 and 2010, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.  A reconciliation of the numerators and denominators used in the computation of loss per share is as follows:

	For the year ended
	December 31,
	2011	2010

(Loss) to common shareholders (Numerator)	$(223,678)	$(157,948)

Basic and diluted weighted average number of common shares outstanding (Denominator)	523,014,194	510,000,000

Income Taxes
The Company uses the liability method of accounting for income taxes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  The measurement of deferred tax assets and liabilities is based on provisions of applicable tax law.  The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance based on the amount of tax benefits that, based on available evidence, is not expected to be realized.

Concentrations of Business and Credit Risk
The Company operates in a single industry segment.  The Company markets its services to companies and individuals in many industries and geographic locations.  The Company’s operations are subject to intense competition in designing and selling surfing clothing and accessories.

Accounts receivable represent financial instruments with potential credit risk.  The Company typically offers its customers credit terms.  The Company makes periodic evaluations of the credit worthiness of its enterprise customers and other than obtaining deposits pursuant to its policies, it generally does not require collateral.  In the event of nonpayment, the Company has the ability to terminate services.

At December 31, 2011, accounts receivable from three customers represented approximately 43%, of total accounts receivable. At December 31, 2010, accounts receivable from these same customers represented approximately 53%, of total accounts receivable.  There were no other customers who represented 10% of total accounts receivable at December 31, 2011 and 2010.

For the year ended December 31, 2011, the Company had two customers who represented approximately 30%, of total revenues.  For the year ended December 31, 2010, the Company had two customers who represented approximately 25%, of total revenues.  There were no other customers who represented greater than 10% of total revenues for the years ended December 31, 2011 and 2010.

Recently Issued Accounting Pronouncements
Management reviewed accounting pronouncements issued during the year ended December 31, 2011, and adopted the following pronouncements:

The Company adopted ASC 825 "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". This statement  establishes standards  for how an issuer  classifies  and measures in its  statement of financial  position certain financial  instruments with  characteristics of both  liabilities  and  equity.   It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances) because that financial instrument embodies an obligation of the issuer. The adoption of this pronouncement did not have a material effect on the financial statements of the Company.

Recently Issued Accounting Pronouncements
The Company adopted ASC 815 "Accounting for Certain Hybrid Financial Instruments". This statement narrows the scope exception for interest-only and principal-only strips on debt instruments to include only such strips representing rights to receive a specified portion of the contractual interest or principal cash flows. It also allows qualifying special-purpose entities to hold a passive derivative financial instrument pertaining to beneficial interests that itself is a derivative financial instrument.  The adoption of this pronouncement did not have a material effect on the financial statements of the Company.